Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Document Period End Date	Jul. 31, 2024
American Conservative Values ETF
Shareholder Report [Line Items]
Fund Name	American Conservative Values ETF
Class Name	American Conservative Values ETF
Trading Symbol	ACVF
Annual or Semi-Annual Statement [Text Block]	annual Shareholder Report July 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at acvetfs.com/acvf-fund-material/. You can also request this information by contacting us at (888) 909-6030. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(888) 909-6030
Additional Information Website	acvetfs.com/acvf-fund-material/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 20.93% (NAV) for the year ended July 31, 2024 vs 22.15% for the S&P 500® Index and 21.50% for the Russell 1000 Total Return Index. The Fund invests substantially all of its assets in a portfolio of Large-Cap US equities and performance was affected by the boycotting of securities with a high active share (28%) of the S&P 500® benchmark. During the reporting period equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying particularly (the Magnificent Seven) on growing confidence that slowing inflation will allow for rate cuts towards the end of 2024.

What key factors affected the Fund's performance?

The performance of our boycotts compared to what companies we overweight or replaced them with in the portfolio will always be the most significant driver of our relative returns to benchmarks. To minimize the resulting active risk, we remain broadly diversified and attempt to control multiply risk factors such as size, sector and style. In aggregate, the Fund's 37 Boycotts, which represented approximately 28% of the S&P 500® detracted -6.35% from performance while what we did own contributed +6.05% to the one-year return.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Returns Since Inception (10/28/20)
American Conservative Values ETF - NAV	20.93%	16.65%
American Conservative Values ETF - Market	21.07%	16.66%
S&P 500® Index	22.15%	16.75%

Performance Inception Date	Oct. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 99,293,000
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 565,214
Investment Company, Portfolio Turnover	12.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$99,293
Number of Holdings	368
Total Advisory Fee Paid	$565,214
Portfolio Turnover Rate	12.98%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Nvidia Corp.	6.94%
Microsoft Corp.	4.87%
Berkshire Hathaway Class B	2.81%
Broadcom, Inc.	2.02%
Home Depot, Inc.	1.73%
Costco Wholesale Corp.	1.65%
Mastercard, Inc. Class A	1.64%
The Procter & Gamble Co.	1.60%
Eli Lilly & Co.	1.60%
Exxon Mobil Corp.	1.55%